Trading derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivatives [Abstract]
Schedule of fair value of derivatives by type of risk hedged

	Million of euros
	2018		2017		2016
	Notional	Market	Notional	Market	Notional	Market
	amount	value	amount	value	amount	value

Trading derivatives:
Interest rate risk
Forward rate agreements	308,340	(1)	190,553	(15)	370,244	(64)
Interest rate swaps	4,197,246	115	3,312,025	974	3,092,360	804
Options, futures and other derivatives	543,138	(514)	540,424	(511)	565,635	(980)
Credit risk
Credit default swaps	18,889	33	25,136	68	38,827	37
Foreign currency risk
Foreign currency purchases and sales	275,449	301	236,805	(29)	259,336	1,102
Foreign currency options	54,215	2	43,488	(37)	36,965	112
Currency swaps	334,524	(416)	295,753	(1,628)	321,316	(3,627)
Securities and commodities derivatives and other	59,932	1,078	70,325	529	76,523	290
Total	5,791,733	598	4,714,509	(649)	4,761,206	(2,326)